Related Party Transactions and Balances - Schedule of Amounts Due From and Due To Related Parties (Details) - Related Party Transactions and Balances [Member] - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Jiangsu Xinzhongtian Suye Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total amount due from related parties, current	[1],[2]	$ 2,505,112	$ 3,726,245
Total amount due to related parties	[3],[4],[5]	1,170,455	418,201
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total amount due from related parties, current	[1],[6],[7]	2,119,433	2,738,913
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total amount due from related parties, current	[6],[8]	754,527	767,625
Jiangsu Youdi Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total amount due from related parties, current	[6],[9]	318,160	316,832
Jianhui Ye [Member]
Related Party Transaction [Line Items]
Total amount due from related parties, current	[10],[11]	389	679
Related Parties [Member]
Related Party Transaction [Line Items]
Total amount due from related parties, current		5,697,621	7,550,294
Less: amount due from related parties, current, of discontinued operations		(3,328,447)	(4,578,844)
Amount due from related parties, current, of continuing operations		2,369,174	2,971,450
Amounts due from a related party, non-current	[12]	6,565,231	4,132,467
Total amount due to related parties		2,101,530	1,585,681
Less: amount due to related parties, of discontinued operations		(1,195,892)	(279,175)
Amount due to related parties, of continuing operations		905,638	1,306,506
Shanghai Mingli New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from a related party, non-current	[12],[13]	6,565,231	4,132,467
Shuang Wu [Member]
Related Party Transaction [Line Items]
Total amount due to related parties	[3],[14],[15]	886,638	1,127,877
Yan Fang [Member]
Related Party Transaction [Line Items]
Total amount due to related parties	[3],[16]	24,063	19,183
Shenzhen Star Asset Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total amount due to related parties	[3],[17]	19,896	19,926
Nanjing Mingfeng Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total amount due to related parties	[18],[19]	$ 478	$ 494

[1]	The balance mainly is prepayments for purchasing battery cells and e-bicycles.
[2]	Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.
[3]	The balance mainly was interest-free loans from related parties.
[4]	The balance mainly was the payable for purchasing e-bicycles.
[5]	Jiangsu Xinzhongtian Suye Co., Ltd.
[6]	The balance mainly is loans with annual interest as stated in contracts to associates. The annual interest rates of the loans to Shandong Xingneng’an New Energy Technology Co., Ltd., Shenzhen Star Cycling Network Technology Co., Ltd., and Jiangsu Youdi Technology Co., Ltd. are 4% 5% and 5%, respectively.
[7]	Shandong Xingneng’an New Energy Technology Co., Ltd.
[8]	Shenzhen Star Cycling Network Technology Co., Ltd.
[9]	Jiangsu Youdi Technology Co., Ltd.
[10]	The balance mainly is advances made to the management for the Company’s daily operational purposes. As of September 30, 2024, Changzhou Hengmao, a subsidiary of VIE, had an outstanding balance of $13,820 payable to Jianhui Ye for the Company’s daily operational purposes.
[11]	Jianhui Ye
[12]	Shanghai Mingli New Energy Technology Co., Ltd.
[13]	The balance is an interest-free loan with a maturity date of September 29, 2026.
[14]	The balance mainly was the expenses paid by related parties on behalf of the Company for daily operation.
[15]	Shuang Wu
[16]	Yan Fang
[17]	Shenzhen Star Asset Management Co., Ltd.
[18]	The balance mainly was payable for payment received on behalf of a related party.
[19]	Nanjing Mingfeng Technology Co., Ltd.